Commitments And Contingencies (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $) In Thousands	Sep. 30, 2011
Commitments And Contingencies
2012	$ 1,484
2013	1,280
2014	1,258
2015	290
2016	$ 0